Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Receivables and Other Current Assets	Receivables and other current assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Receivables (Note 16)	6,903	6,220
Trade receivables	8,926	8,334
Impairment of trade receivables	(2,531)	(2,549)
Receivables from associates and joint ventures (Note 10)	121	25
Other receivables	387	410
Other current assets	1,384	1,303
Contractual assets (Note 23)	133	104
Capitalized costs (Note 23)	668	580
Prepayments	583	619
Total	8,287	7,523
Receivables and other current assets of Telefónica United Kingdom were registered in "Non-current assets and disposal groups held for sale" of the statement of financial position at December 31, 2020 (see Notes 2 and 30).
The movement in impairment of trade receivables in 2021 and 2020 is as follows:

Millions of euros
Impairment provision at December 31, 2019	2,798
Allowances	819
Inclusion of companies	(192)
Amounts applied	(501)
Translation differences and other	(375)
Impairment provision at December 31, 2020	2,549
Allowances	598
Transfers	(38)
Amounts applied	(545)
Translation differences and other	(33)
Impairment provision at December 31, 2021	2,531
"Transfers" in 2020 includes the reclassification of impairment of trade receivables of Telefónica United Kingdom amounting to 207 million euros to "Non-current assets and disposal groups held for sale" of the statements of financial position (see notes 2 and 30).
Public-sector net trade receivables at December 31, 2021 and 2020 amounted to 439 million euros and 341 million euros, respectively.
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2021 and 2020 is as follows:

Millions of euros	12/31/2021		12/31/2020
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,316	(16)	2,098	(15)
Amount not overdue invoiced	2,976	(114)	2,538	(117)
Less than 90 days	893	(141)	903	(126)
Between 90 and 180 days	333	(125)	350	(146)
Between 180 and 360 days	416	(306)	474	(326)
More than 360 days	1,992	(1,829)	1,971	(1,819)
Total	8,926	(2,531)	8,334	(2,549)
Other current financial assets
The breakdown of other financial assets of the Telefónica Group at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Short-term credits	1,306	1,078
Short-term deposits and guarantees	760	82
Short-term derivative financial assets (Note 19)	995	1,210
Other current financial assets	774	125
Total	3,835	2,495
Short-term credits at December 31, 2021, includes bank deposits with a maturity in one month formalized by Telfisa Global, B.V. which amounted to 1,190 million euros. At December 31, 2020, this amount included bank deposits with a maturity between three and twelve months formalized by Telefónica, S.A. which amounted to 981 million euros.
Short-term deposits and guarantees include current judicial deposits amounting to 17 million euros (see Note 24) constituted by Telefónica Brazil (28 million euros at December 31, 2020).
At December 31, 2021, 433 million euros of deposits maturing in more than 90 days from Telefónica Móviles Chile are included, contracted with the funds obtained from the issue in November 2021 of a bond (see Appendix III).
Additionally at December 31, 2021 there are 150 million euros registered in deposits, associated with collateral guarantees of Telefónica, S.A. classified as current according to the maturity of the underlying derivative instruments which they relate to.
The vast majority of short-term credits and deposits and guarantees recognized at amortized cost and at fair value with changes in "Other comprehensive income" (Note 16) are considered to be low credit risk assets.
Other current financial assets include short-term investments in financial instruments to cover commitments undertaken by the Group’s insurance companies, amounted to 105 million euros at December 31, 2021 (114 million euros at December 31, 2020) and were recorded at fair value.
Additionally at December 31, 2021 includes the notes issued by the international issue platform Single Platform Investment Repackaging Entity, S.A. ("Spire"). These notes are deposited in a securities account owned by Telefónica, S.A. with a notional of 1,000 million dollars of which 591 million euros are registered as "Other current financial assets" and 295 million euros are registered as "Other long-term credits" (see Note 12).
Current financial assets that are highly liquid and have maturity periods of three months or less from the date contracted, and present an insignificant risk of value changes, are recorded under “Cash and cash equivalents” on the accompanying consolidated statement of financial position.